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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2004
                                                ----------------


Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ]  is a restatement.
                                     [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Highline Capital Management, LLC
Address:   1270 Avenue of the Americas, 4th Floor
           New York, New York  10020


Form 13F File Number: 28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Klarman
Title:  Chief Financial Officer
Phone:  (212) 332-2250


Signature, Place, and Date of Signing:

  /s/ Michael Klarman              New York, NY            May 11, 2004
-----------------------           --------------           ------------
      [Signature]                  [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                         0
                                                  ----------

Form 13F Information Table Entry Total:                   55
                                                  ----------

Form 13F Information Table Value Total:            $ 349,306
                                                  ----------
                                                  (thousands)





List of Other Included Managers:

None








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     FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (03/31/04)
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

           COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                                                                                  VOTING AUTHORITY

                                                                                              INVEST-
                                                                    SHRS                      MENT       OTHER
                                  TITLE OF                 VALUE    OR PRN       SH/   PUT/   DISCRE-    MAN-
NAME OF ISSUER                      CLASS      CUSIP      (X1000)   AMOUNT       PRN   CALL   TION       AGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ALCAN INC.CMN                   Common Stock   13716105     11,260    251,400.00 SH     NA      SOLE     N/A     251,400
ALLIANCE GAMING CORPCMN         Common Stock   01859p609     5,944    185,000.00 SH     NA      SOLE     N/A     185,000
AMERICAN FINL RLTY TRCMN        Common Stock   02607p305     3,436    202,700.00 SH     NA      SOLE     N/A     202,700
ANDRX GROUPCMN                  Common Stock   34553107      7,154    263,000.00 SH     NA      SOLE     N/A     263,000
ANTHEM, INC.COMMON STOCK        Common Stock   03674B104    14,203    156,700.00 SH     NA      SOLE     N/A     156,700
ASSURANT INC.CMN                Common Stock   04621x108     6,232    247,800.00 SH     NA      SOLE     N/A     247,800
BALL CORPORATIONCMN             Common Stock   58498106     18,050    266,300.00 SH     NA      SOLE     N/A     266,300
CAESARS ENTERTAINMENT INCCMN    Common Stock   127687101     3,386    259,700.00 SH     NA      SOLE     N/A     259,700
CAREMARK RX INCCMN              Common Stock   141705103    14,071    423,185.00 SH     NA      SOLE     N/A     423,185
CARMIKE CINEMAS INCCMN          Common Stock   143436400       930     25,000.00 SH     NA      SOLE     N/A      25,000
DADE BEHRING HOLDINGS INCCMN    Common Stock   23342J206    12,338    277,391.00 SH     NA      SOLE     N/A     277,391
DEAN FOODS COMPANY NEWCMN       Common Stock   242370104     9,058    271,200.00 SH     NA      SOLE     N/A     271,200
DEL MONTE FOODS COMPANYCMN      Common Stock   24522P103    13,399  1,191,000.00 SH     NA      SOLE     N/A   1,191,000
DOLLAR TREE STORES INCCMN       Common Stock   256747106     2,932     95,000.00 SH     NA      SOLE     N/A      95,000
DOUBLECLICK, INC.COMMON STOCK   Common Stock   258609304     2,931    260,500.00 SH     NA      SOLE     N/A     260,500
ENCYSIVE PHARMACEUTICALS INCCM  Common Stock   29256X107     1,811    176,200.00 SH     NA      SOLE     N/A     176,200
FINISH LINE INC CL-ACMN CLASS   Common Stock   317923100     2,566     69,700.00 SH     NA      SOLE     N/A      69,700
GOLAR LNG LTDCMN                Common Stock   G9456A100     2,610    172,500.00 SH     NA      SOLE     N/A     172,500
INTL GAME TECHNOLOGYCMN         Common Stock   459902102     6,834    152,000.00 SH     NA      SOLE     N/A     152,000
J P MORGAN CHASE & COCMN        Common Stock   46625h100     6,326    150,800.00 SH     NA      SOLE     N/A     150,800
JACUZZI BRANDS INCORD CMN       Common Stock   469865109     3,863    411,800.00 SH     NA      SOLE     N/A     411,800
KERZNER INTERNATIONAL LTDCMN    Common Stock   P6065Y107     8,835    199,200.00 SH     NA      SOLE     N/A     199,200
KINDER MORGAN INC KANSCMN       Common Stock   49455p101    12,390    196,600.00 SH     NA      SOLE     N/A     196,600
LAIDLAW INTERNATIONAL, INC.CMN  Common Stock   50730r102     3,067    210,800.00 SH     NA      SOLE     N/A     210,800
MANDALAY RESORT GROUPCMN        Common Stock   562567107    13,760    240,300.00 SH     NA      SOLE     N/A     240,300
MARINER HEALTH CARE, INCCMN     Common Stock   56845x108     6,958    408,600.00 SH     NA      SOLE     N/A     408,600
MERIDIAN RESOURCE CORPCMN       Common Stock   58977q109     1,932    320,900.00 SH     NA      SOLE     N/A     320,900
MULTIMEDIA GAMES INCCMN         Common Stock   625453105     2,474    100,000.00 SH     NA      SOLE     N/A     100,000
NEW CENTURY FINANCIAL CORPCMN   Common Stock   64352D101     3,885     80,000.00 SH     NA      SOLE     N/A      80,000
NEXTWAVE TELECOM INC.CMN  CLAS  Common Stock   65332m103     1,880    400,000.00 SH     NA      SOLE     N/A     400,000
NORANDA INC.CMN                 Common Stock   655422103    14,386    801,000.00 SH     NA      SOLE     N/A     801,000
NTL (DELAWARE), INC.CMN         Common Stock   62940M104     2,977     50,000.00 SH     NA      SOLE     N/A      50,000
NUCOR CORPCMN                   Common Stock   670346105     2,459     40,000.00 SH     NA      SOLE     N/A      40,000
P G & E CORPORATIONCMN          Common Stock   69331c108     5,942    205,100.00 SH     NA      SOLE     N/A     205,100
PACIFICARE HEALTH SYSTEMS INCC  Common Stock   695112102     4,153    105,000.00 SH     NA      SOLE     N/A     105,000
PEABODY ENERGY CORPCMN          Common Stock   704549104     4,651    100,000.00 SH     NA      SOLE     N/A     100,000
PFIZER INC.CMN                  Common Stock   717081103    15,072    430,000.00 SH     NA      SOLE     N/A     430,000
PHARMACEUTICAL RESOURCES INCCM  Common Stock   717125108     4,549     80,000.00 SH     NA      SOLE     N/A      80,000
PHOTOMEDEX INCCMN               Common Stock   719358103       963    357,940.00 SH     NA      SOLE     N/A     357,940
PROVIDIAN FINANCIAL CORPCMN     Common Stock   74406a102     2,227    170,000.00 SH     NA      SOLE     N/A     170,000
READER'S DIGEST ASSOC., INC.CM  Common Stock   755267101     4,224    300,000.00 SH     NA      SOLE     N/A     300,000
RINKER GROUP LIMITEDORDINARY F  Common Stock   76687M101     9,057  1,700,000.00 SH     NA      SOLE     N/A   1,700,000
SHIRE PHARMACEUTICALS GROUPADR  Common Stock   82481r106     4,838    165,000.00 SH     NA      SOLE     N/A     165,000
SOUTHERN UNION CO (NEW)CMN      Common Stock   844030106     2,141    113,000.00 SH     NA      SOLE     N/A     113,000
STATION CASINOS INCCMN          Common Stock   857689103     7,739    175,200.00 SH     NA      SOLE     N/A     175,200
SYLVAN LEARNING SYS INCCMN      Common Stock   871399101     8,391    239,000.00 SH     NA      SOLE     N/A     239,000
TEVA PHARMACEUTICAL IND LTDADS  Common Stock   881624209     6,274     99,000.00 SH     NA      SOLE     N/A      99,000
TIVO INCCMN                     Common Stock   888706108     2,358    265,200.00 SH     NA      SOLE     N/A     265,200
TYCO INTERNATIONAL LTD.CMN      Common Stock   902124106     9,626    336,000.00 SH     NA      SOLE     N/A     336,000
UNITED STATES STEEL CORPCMN     Common Stock   912909108     5,907    158,500.00 SH     NA      SOLE     N/A     158,500
WASHINGTON GROUP INTERNATIONAL  Common Stock   938862208     4,409    120,300.00 SH     NA      SOLE     N/A     120,300
WILLIS GROUP HOLDINGS LTDCMN    Common Stock   696655108    12,938    347,800.00 SH     NA      SOLE     N/A     347,800
WYETHCMN                        Common Stock   983024100     3,755    100,000.00 SH     NA      SOLE     N/A     100,000
WYNN RESORTS LTDCMN             Common Stock   983134107     1,050     30,000.00 SH     NA      SOLE     N/A      30,000
YELLOW ROADWAY CORPORATIONCMN   Common Stock   985577105     4,708    139,700.00 SH     NA      SOLE     N/A     139,700

Total                                                      349,306

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